                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.          Name and address of issuer:

            Fidelity Defined Trusts, Series 4
            82 Devonshire Street
            Boston, MA 02109

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

            Rolling Government Series 4, GNMA Portfolio
            Investment Grade Series 3, Intermediate Insured Corporate Portfolio Investment Grade Series 4, Corporate Portfolio

3.          Investment Company Act File Number: 811-07349



            Securities Act File Number: 333-27077


4(a).       Last day of fiscal year for which this Form is filed:

            May 31, 1998


4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)





            Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.




5.          Calculation of registration fee:

            (i)      Aggregate sale price of securities sold
                     during the fiscal year pursuant to
                     section 24(f):                                             $28,587,134.79

            (ii)     Aggregate price of securities redeemed
                     or repurchased during the fiscal year:       $1,090,058.19

            (iii)    Aggregate price of securities redeemed or
                     repurchased during any prior fiscal year
                     ending no earlier than October 11, 1995
                     that were not previously used to reduce
                     registration fees payable to the
                     Commission:                                  $____________

            (iv)     Total available redemption credits
                     [add Items 5(ii) and 5(iii)]:                              $ 1,090,058.19

            (v)      Net sales--if Item 5(i) is greater than
                     Item 5(iv) [subtract Item 5(iv) from
                     Item 5(i)]:                                                $27,497,076.60

            (vi)     Redemption credits available for use in
                     future years -- if Item 5(i) is less than
                     Item 5(iv) [subtract Item 5(iv) from
                     Item 5(i)]:                                  $(___________)



            (vii)    Multiplier for determining registration
                     fee (See Instruction C.9):                                       x.000295

            (viii)   Registration fee due [multiply Item 5(v)
                     by Item 5(vii)] (enter "0" if no fee is due):            = $     8,111.64
                                                                              ================



6.          Prepaid Shares

            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   + $
                                                                     ---------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:



                                                                   = $8,111.64


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



                    Method of Delivery:

                              [X]  Wire Transfer
                              [ ]  Mail or other means

                                   SIGNATURES

            This report has been signed below by the following persons on behalf of the issuer and on the capacities and on the dates indicated.

            By (Signature and Title)*  /s/ Charles A. Brown III
                                      ---------------------------------------
                                      Charles A. Brown III
                                      Vice President, National Sales Manager

            Date August 28, 1998



* Please print the name and title of the signing officer below the signature.